Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Summary of issuances and conversations of shares
Below is a summary of the issuances and conversions of shares during 2021 and 2020:

	Class A (prior common shares)	Class B (prior preferred shares)	Total Shares

As of December 31, 2019	354,181,346	197,618,980	551,800,326
Transfer of classes	16,325,000	(16,325,000)	—
Follow on offering	7,258,639	—	7,258,639
As of December 31, 2020	377,764,985	181,293,980	559,058,965

Transfer of classes (see note 1.2)	45,898,991	(45,898,991)	—
Issuance of shares	489,759	—	489,759
As of December 31, 2021	424,153,735	135,394,989	559,548,724